Reconciliation of Financial Statements to Form 5500 - Additional Information (Details) - EBP 004 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Statement of Net Asset Available for Benefit [Line Items]
Net investment gain from master trust investments	$ 312,614,196
Investment Gains	314,736,461
Plan's interest in gains of the Master Trust	304,917,351
Adjustment from fair value to contract value for fully benefit-responsive investment contracts	9,819,110
Administrative expenses	$ 2,122,265